STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
Summary of stock option activity

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2023	—	$—
Granted	1,478,915	5.20
Exercised	—	—
Cancelled	(13,098)	5.20
Outstanding at June 30, 2023	1,465,817	$5.20	9.59 years	$—
Exercisable at June 30, 2023	—	—	—	—
Vested and expected to vest as of June 30, 2023	1,465,817	$5.20	9.59 years	$—

Summary of fair value of the stock options weighted average assumptions

Six Months Ended
June 30, 2023
Dividend yield	0.0%
Expected volatility	55.0%
Risk-free interest rate	3.6%
Expected life	6.2 years

Summary of stock-based compensation expense

	Three Months Ended	Six Months Ended
	June 30, 2023	June 30, 2023
Cost of revenue	$ 7,462	$ 7,462
Sales and marketing	38,755	66,166
Research and development	65,043	111,807
General and administrative	232,202	384,162
	$ 343,462	$ 569,597

Summary of non-vested restricted common C shares

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2021	912,692	$0.01
Granted	—	—
Vested	(854,507)	0.01
Forfeited	(58,185)	0.02
Non-vested restricted common C shares as of December 31, 2022	—	—

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2020	1,370,391	$0.01
Granted	65,000	0.08
Vested	(381,689)	0.01
Forfeited	(141,010)	0.02
Non-vested restricted common C shares as of December 31, 2021(1)	912,692	0.01
(1)	As of December 31, 2021, there was $10,949 of total unrecognized compensation cost related to non- vested restricted common C shares that is expected to be recognized over a weighted-average period of 1.98 years. The estimated forfeiture rate for restricted common C share was 0% as of December 31, 2021.